Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Notional Amounts and Fair Values of Derivative Financial Instruments

		12/31/2019		12/31/2018
Derivative assets	Underlying Notional Value	Notional Value	Fair Value	Notional Value	Fair Value
Transactions of foreign currency contract without delivery of underlying asset	US Dollars	73,920	50,685	24,867	22,390
Put options-US Dollars (see note 21)	Shares	8,910,878	395,652
Put options-Pesos (see note 21)	Shares	8,910,878	169,565
Forward contracts of Government bonds	US Dollars			5,000	4,212

Total derivatives held for trading		73,920	615,902	29,867	26,602

		12/31/2019		12/31/2018
Derivative liabilities	Underlying Notional Value	Notional Value	Fair Value	Notional Value	Fair Value
Transactions of foreign currency contract without delivery of underlying asset	US Dollars	73,920	768,732	1,100	2,106

Total derivatives held for trading		73,920	768,732	1,100	2,106